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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen California Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-CAVMI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 169.2%
	California 163.2%
$2,000	Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Ctzn (CA MTG Insd)	6.100%	02/15/25	$2,001,760
2,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	6.750	07/01/39	2,067,440
1,725	Alhambra, CA Rev Atherton Baptist Homes, Ser A	7.500	01/01/30	1,826,292
3,540	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj, Ser C (AGM Insd)	*	09/01/32	867,442
4,250	Anaheim, CA Redev Agy Tax Alloc Rfdg Merged Redev Proj Area, Ser A (AGM Insd) (a)	5.000	02/01/31	4,283,065
4,120	Apple Valley, CA Redev Agy Tax Alloc Proj Area No 2 (AMBAC Insd)	5.000	06/01/37	3,694,486
2,790	Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)	5.000	08/01/23	2,592,970
2,510	Bay Area Govt Assn CA Lease West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/24	2,588,864
4,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	4,689,900
6,000	Bay Area Toll Auth CA Toll Brdg Rev, Ser F (a)	5.000	04/01/31	6,248,040
3,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	1,209,510

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,510	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500%	08/01/20	$1,587,916
3,535	Brea, CA Redev Agy Tax Alloc Rfdg, Ser A (AMBAC Insd)	5.500	08/01/20	3,603,119
3,000	California Cnty, CA Tob Sec Agy Tob Asset Bkd Los Angeles Cnty Sec (b)	0.00/5.450	06/01/28	2,327,520
2,000	California Ed Fac Auth Rev CA College Arts	5.000	06/01/35	1,720,260
7,480	California Ed Fac Auth Rev Claremont McKenna College (a)	5.000	01/01/38	7,732,450
2,000	California Ed Fac Auth Rev Pitzer College	5.375	04/01/34	2,044,480
1,445	California Ed Fac Auth Rev Pooled College & Univ, Ser B	5.250	04/01/24	1,393,009
10,200	California Ed Fac Auth Rev Univ Southn CA, Ser A (a)	5.250	10/01/39	10,981,014
2,500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	2,591,100
2,500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,689,200
4,000	California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr	5.000	08/15/39	3,874,880
2,000	California Hlth Fac Fin Auth Rev Childrens Hosp (AGM Insd)	5.250	07/01/38	2,009,120
3,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/33	3,439,950
3,500	California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A	5.000	11/15/36	3,520,440

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A	5.000%	11/15/42	$2,888,220
2,300	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	2,166,301
8,480	California Hsg Fin Agy Rev Home Mtg, Ser G (a)	4.950	08/01/23	7,983,157
5,150	California Hsg Fin Agy Rev Home Mtg, Ser M (AMT)	4.700	08/01/36	4,107,743
2,005	California Hsg Fin Agy Rev Multi-Family Hsg III, Ser A (NATL Insd) (AMT)	5.850	08/01/17	2,006,985
2,500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	2,271,150
1,000	California Muni Fin Auth Ed High Tech High Chula Vista, Ser B (c)	6.000	07/01/28	942,420
1,000	California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Rfdg, Ser A (NATL Insd)	5.900	06/01/14	1,148,560
2,450	California Pollutn Ctl Fin Auth San Jose Water Co Proj	5.100	06/01/40	2,459,236
3,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	3,515,085
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (d)	5.125	11/01/23	2,013,560
15	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.150	06/01/20	15,551

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$35	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.250%	12/01/31	$35,411
9,000	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	8,008,560
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,240,100
3,000	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	3,427,560
3,000	California St Univ Rev Syswide, Ser A	5.250	11/01/38	3,182,250
10,000	California St Univ Rev Syswide, Ser D (AGM Insd) (a)	4.500	11/01/37	9,553,400
1,150	California St Var Purp	5.750	04/01/31	1,231,109
2,500	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Campus	5.750	05/15/32	2,559,600
2,230	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Rfdg	5.000	05/15/38	2,071,960
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	1,049,737
2,000	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750	02/01/38	2,231,280
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	1,348,335

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,825	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000%	03/01/19	$1,913,731
2,750	California Statewide Cmnty Dev Auth Rev Insd Enloe Med Ctr (CA MTG Insd)	6.250	08/15/28	2,952,675
2,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	2,229,700
2,000	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	2,187,760
2,000	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	2,013,640
260	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.050	09/01/28	247,377
845	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.150	09/01/38	784,464
2,000	Carson, CA Redev Agy Tax Alloc Rfdg, Ser A (NATL Insd)	5.000	10/01/23	2,023,480
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/27	381,681
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/28	355,815
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/30	307,728

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/31	$286,592
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/32	267,279
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/33	249,680
220	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000%	08/01/27	227,651
2,000	Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area San Miguel, Ser B	5.350	09/01/26	1,775,780
2,000	Chula Vista, CA Indl Dev Rev San Diego Gas, Ser A	5.300	07/01/21	2,147,660
1,540	Chula Vista, CA Redev Agy Tax Alloc Sub Bayfront Rfdg, Ser B	5.250	10/01/27	1,356,956
1,605	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Rfdg, Ser B (Syncora Gtd)	5.250	09/01/34	1,469,747
970	Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg	5.875	12/01/28	880,430
2,000	Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj	6.300	09/01/36	2,003,600
1,600	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/29	1,513,072

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000%	10/01/34	$1,814,940
1,750	Compton, CA Wtr Rev	6.000	08/01/39	1,832,985
1,975	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	1,741,515
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.750	09/01/38	1,972,460
1,500	Eden Township Hlthcare Dist	6.000	06/01/30	1,509,825
960	El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Rfdg, Ser B (NATL Insd) (AMT)	5.250	07/01/15	1,062,528
1,000	Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj, Ser B (NATL Insd)	5.000	09/01/19	1,000,650
1,000	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	972,690
5,155	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	4,706,979
3,000	Folsom, CA Pub Fin Auth Spl Tax Rev, Ser A (AMBAC Insd)	5.000	09/01/28	2,829,360
1,000	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.000	09/01/22	1,000,250
1,950	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.200	09/01/30	1,886,215

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,950	Foothill/Eastern Corridor Agy CA Toll Rd Rev (e)	*	01/01/27	$1,510,134
10,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	3,726,600
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/26	5,244,450
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/31	1,244,400
5,500	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg	5.875%	01/15/27	5,477,450
1,955	Garden Grove, CA Agy Cmnty Dev Sub Nt (Acquired 5/27/08, Cost $1,702,903) (f)	6.000	10/01/27	1,636,198
1,080	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	939,762
5,435	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,871,133
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,977,570
2,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	1,969,580
3,435	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/22	3,408,104
1,000	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.375	09/01/27	1,019,840

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,325	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.625%	09/01/38	$1,341,828
1,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	1,014,620
1,420	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,443,686
1,500	La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)	5.125	09/01/32	1,417,515
1,000	Lancaster, CA Redev Agy Tax Comb Redev Proj Areas	6.875	08/01/39	1,120,730
1,000	Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1	5.000	09/02/25	808,980
1,000	Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (NATL Insd)	5.125	07/01/30	1,017,340
145	Long Beach, CA Bd Fin Auth Tax Alloc Rev North Long Beach Redev Proj, Ser A (AMBAC Insd)	5.375	08/01/21	146,383
2,000	Long Beach, CA Spl Tax Long Beach Towne Ctr	5.750	10/01/25	2,029,740
5,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (a)	5.000	08/01/33	5,139,350
2,215	Los Angeles, CA Cmnty Redev Agy Multi-Family Hsg Rev Grand Cent Square Rfdg, Ser B (AMBAC Insd) (AMT)	4.750	12/01/26	1,855,727

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W LA (AMBAC Insd)	6.000%	11/01/19	$3,049,530
2,000	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser A	5.000	05/15/35	2,042,580
1,230	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser C	5.125	05/15/33	1,262,484
2,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys, Ser A	5.375	07/01/38	2,165,880
2,000	Los Angeles, CA Uni Sch Dist, Ser D	5.000	01/01/34	2,046,160
4,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1 (a)	5.250	07/01/38	4,276,200
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1	5.250	07/01/38	3,207,120
1,250	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AGM Insd)	5.000	09/01/28	1,266,338
1,200	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/26	394,740
2,000	Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (NATL Insd)	5.250	06/01/30	1,946,980
1,900	Metropolitan Wtr Dist Southn CA Auth, Ser B-2 (NATL Insd)	5.000	10/01/26	2,064,806
2,000	Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj	6.000	11/15/22	2,023,120

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,055	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500%	03/01/18	$1,952,764
2,175	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	6.500	03/01/28	2,068,947
3,180	Mount Diablo, CA Uni Sch Dist (AGM Insd) (a)	5.000	08/01/26	3,243,695
1,730	National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj, Ser A (AMBAC Insd)	5.500	08/01/32	1,701,818
2,000	Needles, CA Pub Util Auth Util Sys Acquisition Proj, Ser A	6.500	02/01/22	2,000,180
1,000	Orange Cnty, CA Arpt Rev, Ser A	5.000	07/01/31	1,020,520
1,000	Oxnard, CA Uni High Sch Dist Rfdg, Ser A (NATL Insd)	6.200	08/01/30	1,082,510
1,230	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Rfdg, Ser A (NATL Insd)	5.000	08/01/21	1,235,793
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.450	07/01/20	231,530
475	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.550	07/01/28	424,565
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.000	07/01/18	242,823

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.400%	07/01/23	$235,483
530	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.500	07/01/27	493,266
2,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	2,186,760
2,000	Perris, CA Pub Fin Auth Loc Agy Rev Perris Vly Vistas IA 3, Ser B	6.625	09/01/38	1,905,860
4,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	3,633,033
1,000	Perris, CA Pub Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	10/01/31	940,220
1,000	Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj, Ser A (NATL Insd)	5.500	05/01/19	1,093,480
1,375	Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC Insd)	*	08/01/26	494,780
2,325	Port Oakland, CA Rfdg, Ser N (NATL Insd) (AMT)	5.000	11/01/22	2,338,927
175	Port Oakland, CA Rfdg, Ser N (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/22	192,955
1,000	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj, Ser A (NATL Insd)	5.000	06/15/33	921,870
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/24	2,000,520

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (AGM Insd)	5.250%	09/01/20	$1,000,730
1,220	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-1 (NATL Insd)	5.000	04/01/26	1,210,752
2,540	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-E (NATL Insd)	5.250	04/01/33	2,423,287
3,800	Redlands, CA Redev Agy Tax Alloc Redev Proj Rfdg, Ser A (NATL Insd)	4.750	08/01/21	3,800,570
4,000	Redwood City, CA Sch Dist (NATL Insd)	5.000	07/15/23	4,207,800
2,000	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	2,206,480
5,000	Riverside, CA Cmnty College Dist Election 2004, Ser C (AGM Insd) (a)	5.000	08/01/32	5,157,850
2,000	RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92 1, Ser A (AMBAC Insd)	5.000	09/01/36	1,798,480
1,650	Roseville, CA Jt Uni High Sch Dist, Ser B (NATL Insd)	*	06/01/20	995,841
1,000	Roseville, CA Spl Tax Fountains Cmnty Fac Dist No 1	6.125	09/01/38	943,220
265	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	263,717
900	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	12/01/34	816,453

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,960	Sacramento, CA Mun Util Dist Elec, Ser U (AGM Insd) (a)	5.000%	08/15/24	$5,443,997
10,000	Sacramento, CA Mun Util Dist Elec, Ser U (AGM Insd) (a)	5.000	08/15/26	10,803,100
1,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/27	955,600
2,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/31	1,851,420
2,000	San Bernardino, CA Jt Pwr Fin Auth Ctf Partn (NATL Insd)	5.500	09/01/20	2,047,340
5,000	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	5,340,000
5,000	San Diego, CA Pub Fac Fin Auth Wtr Rev, Ser B	5.375	08/01/34	5,359,150
2,500	San Diego, CA Redev Agy Centre City Redev Proj, Ser A	6.400	09/01/25	2,508,900
655	San Dimas, CA Redev Agy Tax Alloc Creative Growth, Ser A (AGM Insd)	5.000	09/01/16	657,175
1,660	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease, Ser A (AGM Insd) (AMT)	6.125	01/01/27	1,661,760
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/26	2,008,920
3,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/31	2,966,130

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Sanger, CA Uni Sch Dist Rfdg (NATL Insd)	5.600%	08/01/23	$2,119,820
1,000	Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (AGM Insd)	*	04/01/36	200,960
10,000	Santa Clara Cnty, CA Fin Auth Lease Rev Rfdg Lease, Ser L (a)	5.250	05/15/36	10,534,700
2,000	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	1,939,140
3,305	South Orange Cnty, CA Pub Fin Auth Reassmt Rev (AGM Insd)	5.800	09/02/18	3,318,947
1,640	South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A Rfdg (AGM Insd)	5.000	10/01/29	1,658,942
2,250	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1, Ser A (AMBAC Insd)	5.000	10/01/28	2,121,615
1,285	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/38	1,120,340
5,000	Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Proj	6.750	07/01/12	5,553,300
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.375	02/01/31	926,340
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.500	02/01/36	917,460
1,000	Temecula, CA Redev Agy Tax Alloc Rev Sub Lien Redev Proj No 1	5.500	12/15/38	838,500
7,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	5,330,500

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$550	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500%	06/01/45	$377,570
4,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	2,934,400
4,650	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	2,985,300
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser A	5.125	10/15/31	874,010
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser B	5.125	10/15/37	842,200
2,450	Turlock, CA Irr Dist Rev, Ser A	5.000	01/01/35	2,500,642
1,500	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	1,359,660
2,500	University CA Regt Med Ctr Pooled Rev, Ser E	5.500	05/15/27	2,692,100
7,500	University, CA Rev, Ser O (a)	5.250	05/15/39	8,082,000
3,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,200,910
2,185	Vista, CA Uni Sch Dist Election 2002, Ser C (AGM Insd) (a)	5.000	08/01/28	2,283,369
1,000	Vista, CA Uni Sch Dist, Ser A (AGM Insd)	5.000	08/01/23	1,025,130
5,000	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	1,989,150
2,000	Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (Syncora Gtd)	5.000	03/01/25	2,059,320

				442,912,746

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam 1.0%
$2,650	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375%	12/01/24	$2,734,190

	Puerto Rico 2.3%
1,150	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	1,161,914
3,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (d)	5.000	08/01/39	3,143,400
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	2,010,040

				6,315,354

	U.S. Virgin Islands 2.7%
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	3,042,240
2,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,253,780
2,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt, Ser A	5.000	10/01/29	1,993,760

				7,289,780

Total Long-Term Investments 169.2% (Cost $466,110,327)				459,252,070

Total Short-Term Investments 1.8% (Cost $4,900,000)				4,900,000

Total Investments 171.0% (Cost $471,010,327)				464,152,070

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

Liability for Floating Rate Note Obligations Related to Securities Held (25.5%) (Cost ($69,320,000))
(69,320)	Notes with interests rates ranging from 0.29% to 0.75% at July 31, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (g)			$(69,320,000)

Total Net Investments 145.5% (Cost $401,690,327)				394,832,070
Other Assets in Excess of Liabilities 2.4%				6,559,582
Preferred Shares (including accrued distributions) (47.9%)				(130,009,695)

Net Assets Applicable to Common Shares 100.0%				$271,381,957

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security is a “step up” bond where the coupon increases or steps up at a predetermined rate.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Variable Rate Coupon

(e)	Escrowed to Maturity

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets applicable to common shares.

(g)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2010.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
CA MTG — California Mortgage Insurance
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guarantee Inc.

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	Prices are based on quoted prices in active markets for identical investments.

Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	—	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen California Value Municipal Income Trust
Portfolio of Investments ■ July 31, 2010 (Unaudited) continued
The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Bonds	$—	$464,152,070	$—	$464,152,070
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,507,724
Aggregate unrealized (depreciation) of investment securities	(13,400,485)

Net unrealized (depreciation) of investment securities	$(8,892,761)

Cost of investments for tax purposes is $403,729,779.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.